Derivative Instruments and Hedging Activities-Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative income taxes, gain or (loss) recognized in AOCI	$ 8,706		$ 8,760	$ 17,186
Total, gain or (loss) recognized in AOCI	(21,634)		(21,721)	(26,699)
Forward foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Forward foreign exchange contracts, gain of (loss) recognized in AOCI	4,637		4,637	4,637
4.25% Yen-denominated Eurobonds, due 2016 [Member] | Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(19,226)		(19,367)	(21,161)
Non-derivative hedging instruments-gain or (loss) recognized in other income	346	217	3,767	3,839	3,474
Euro Senior Notes [Member] | Senior notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(15,751)		(15,751)	(27,361)
Non-derivative hedging instruments-gain or (loss) recognized in other income	$ 0	$ 0	$ 0	$ 0	$ 0